CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 US$ USD ($)
Cash flows from operating activities:
Net income for the year	386,508	234,661	112,512	$ 61,410
Adjustments for:
Share-based compensation	37,974	23,962	27,020	6,034
Depreciation	26,389	27,326	28,877	4,193
Amortization of intangible assets	1,615	2,061	2,314	256
Allowance (Reversal of allowance) for doubtful accounts	801	(28)	1,075	127
Loss due to disposal of fixed assets	141	61	94	22
Loss from foreign currency translation	9,363	6,848	234	1,488
Loss from impairment of long-term investments	15,081	0	0	2,396
Deferred tax benefit	(3,880)	(1,020)	(2,259)	(616)
Changes in operating assets and liabilities:
Decrease (Increase) in accounts receivable	(11,123)	(15,412)	503	(1,767)
Decrease (Increase) in prepayments and other current assets	(124,580)	(35,357)	5,097	(19,794)
Increase (Decrease) in accounts payable	5,357	5,657	(817)	851
Increase in salary and employee related accrual	4,744	11,448	5,725	753
Increase in taxes payable	24,131	13,946	2,359	3,834
Increase in advance from customers	104,269	67,914	30,638	16,567
Increase in other payables and accruals	21,624	354	2,463	3,436
Decrease (Increase) in other long-term assets	(1,459)	1,787	(1,380)	(232)
Net cash provided by operating activities	496,955	344,208	214,455	78,958
Cash flows from investing activities:
Purchase of short-term investments	(863,400)	(149,633)	(241,210)	(137,180)
Purchase of property and equipment	(58,870)	(23,253)	(28,747)	(9,354)
Purchase of intangible assets	(1,100)	(1,564)	(2,947)	(175)
Net cash used in investing activities	(923,370)	(174,450)	(272,904)	(146,709)
Cash flows from financing activities:
Repurchase and retirement of common shares	(648)	(21,300)	(47,311)	(103)
Proceeds from the exercise of share options	26,560	93,148	5,062	4,220
Net cash provided by (used in) financing activities	25,912	71,848	(42,249)	4,117
Effect of foreign exchange rate changes on cash	(8,686)	(6,125)	(205)	(1,380)
Net increase (decrease) in cash	(409,189)	235,481	(100,903)	(65,014)
Cash, beginning of year	1,192,888	957,407	1,058,310	189,531
Cash, end of year	783,699	1,192,888	957,407	124,517
Cash paid during the years for:
Income taxes	71,435	49,519	34,417	11,350
Supplemental disclosure of non-cash investing activities:
Accrual related to purchase of property, equipment and software	(407)	(989)	(991)	(65)
Supplemental disclosure of non-cash activities:
Restricted cash related to the exercise of share options	4,263	44,888	0	$ 677